PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

NOTE 5. PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2021	2020
Vehicles	$203,631	$198,974
Building	194,429	182,378
Leasehold improvement	117,839	115,145
Furniture	40,761	46,110
Machine	6,747	6,594
Less: accumulated depreciation	(380,083)	(318,983)
Property and equipment, net	$183,324	$230,218

Depreciation expense was $59,358, $87,717 and $93,009, respectively, for the years ended December 31, 2021, 2020 and 2019.